May 25, 2005

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549-1004

Re:                               Registration Statement on Form N-14

Jennison Sector Funds, Inc.

Commissioners:

On behalf of Jennison Health Sciences Fund, as SP series of Jennison Sector Funds, Inc. (the “Fund”), a Maryland corporation, we are hereby filing a Registration Statement on Form N-14 (the “Registration Statement”) in connection with a special meeting of shareholders of the Strategic Partners Health Sciences Fund, a series of Strategic Partners Mutual Funds, Inc., a Maryland Corporation (the “Meeting”).  These materials include the notice of the Meeting, the proxy statement and a form of the proxy card.  At the Meeting, shareholders will be asked to vote to approve or disapprove the acquisition of the Strategic Partners Health Sciences Fund by the Fund (the “Reorganization”).

To assist you with the review of this filing, we note that many sections of the Registration Statement are substantially similar to those sections in two recently filed Registration Statements on Form N-14 which have been reviewed by the Staff but which are not yet effective: Strategic Partners Mutual Funds, Inc., filed April 26, 2005 (File No. 333- 119741), and Strategic Partners Style Specific Funds, filed May 6, 2005 (File No. 333-121795 and 333-121797).  For example, the notice of the meetings, proxy materials, voting information and disclosure relating to valuation, portfolio holdings and frequent purchases and redemptions of fund shares are substantially the same as in both prior filings.  Sections relating to capitalization and description of shares of the Strategic Partners Health Science Fund, and sections describing the difference between the forms of organization of the Fund and Jennison Health Sciences Fund are substantially similar to those sections in the prior Strategic Partners Mutual Funds, Inc. filing.

The Form of Plan of Reorganization attached as Exhibit A is substantially the same as the Form of Plan of Reorganization filed with the prior Strategic Partners Mutual Funds, Inc. filing.

Those sections in the Registration Statement which differ from the prior filings include those which describe the investment objectives, strategies and policies of the funds, management of the funds, performance, and the pro forma fees and expenses and financial information. We note further that this Registration Statement also incorporates all of the applicable comments which the Staff gave with respect to the prior two filings.

We have also incorporated all applicable comments received from the staff on the Strategic Partners Mutual Funds, Inc. filing and the Strategic Partners Style Specific Funds filing.

It is proposed that the filing become effective on June 24, 2005 pursuant to Rule 488 under the Securities Act of 1933, as amended.

Please do not hesitate to contact the undersigned at (973) 802-5032 if you have questions or comments or if you require further information.

Very truly yours,

/s/ Claudia DiGiacomo
Claudia DiGiacomo